FAIR VALUE MEASUREMENT (Details) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2014 Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2014 Recurring basis USD ($)	Dec. 31, 2014 Recurring basis CNY	Dec. 31, 2013 Recurring basis USD ($)	Dec. 31, 2013 Recurring basis CNY	Dec. 31, 2014 Recurring basis Quoted Prices in Active Markets for Identical Assets (Level 1) CNY	Dec. 31, 2013 Recurring basis Quoted Prices in Active Markets for Identical Assets (Level 1) CNY	Dec. 31, 2014 Recurring basis Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2013 Recurring basis Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2014 Contingent consideration payable Discount cash flow method Maximum	Dec. 31, 2014 Contingent consideration payable Discount cash flow method Minimum	Dec. 31, 2014 Redemption right granted to employees Binomial tree model	Dec. 31, 2014 Trustlook Available-for-sale Guideline company method and business enterprise value allocation method USD ($)	Dec. 31, 2014 NDP Media Corp Available-for-sale Probability expected return method
Assets and liabilities measured or disclosed at fair value
Available-for-sale securities			$ 22,730	141,031	$ 10,189	61,683	62,653	55,780	78,378	5,903
Total assets measured at fair value			22,730	141,031	10,189	61,683	62,653	55,780	78,378	5,903
Redemption right granted to non-controlling shareholder					587	3,551				3,551
Redemption right granted to employee					129	799				799
Payable for contingent consideration			8,638	53,592	1,978	11,974			53,592	11,974
Total liabilities measured at fair value			8,638	53,592	2,694	16,324			53,592	16,324
Transfers of fair value measurements into or out of Level 3	0	0
Unobservable inputs
Enterprise value														$ 5,865
Discount for lack of marketability														20.00%	3.81%
Volatility													50.00%	40.50%
Probability of conversion															70.00%
Performance target											99.00%	34.00%
Discount rate											12.30%	10.00%